OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 997	$ 887	$ 995	$ 919
Current year additions	212	157	414	342
Claims paid	(188)	(152)	(352)	(322)
Currency translation adjustment and other	5	11	(31)	(36)
Balance at end of period	$ 1,026	$ 903	$ 1,026	$ 903